Right-of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-Use Assets [Abstract]
Schedule of Right-of-Use Assets

The details of the right-of-use assets recognized as at December 31, 2025 are as follows:

	Office lease	Tower and Fiber Infrastructure	Total
Balance, December 31, 2023	$121,982	$—	$121,982
Amortization	(118,049)	—	(118,049)
Movement in exchange rates	(3,933)	—	(3,933)
Balance, December 31, 2024	—	—	—
Additions	272,274	64,530	336,804
Acquisition (note 4)	—	181,206	181,206
Amortization	(140,123)	(13,582)	(153,705)
Impairment loss	—	(137,785)	(137,785)
Movement in exchange rates	3,987	(2,918)	1,069
Balance, December 31, 2025	$136,138	$91,451	$227,589